Schedule of Investments (unaudited)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.5%
ams-OSRAM AG(a)	39,431	$382,214
ANDRITZ AG	24,686	1,490,369
AT&S Austria Technologie & Systemtechnik AG(a)(b)	15,804	290,106
BAWAG Group AG(c)	26,350	2,042,377
CA Immobilien Anlagen AG(b)	17,379	420,425
DO & CO AG(a)	3,062	474,956
Erste Group Bank AG	120,761	6,830,929
EVN AG	6,218	172,811
Immofinanz AG(a)	15,937	258,992
Lenzing AG(a)(b)	4,652	159,595
Oesterreichische Post AG	18,691	592,791
OMV AG	55,862	2,314,958
Raiffeisen Bank International AG	46,747	837,411
Schoeller-Bleckmann Oilfield Equipment AG(b)	7,081	212,594
UNIQA Insurance Group AG	61,179	479,586
Verbund AG	27,416	2,257,823
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,565	592,606
voestalpine AG	46,865	975,589
Wienerberger AG	47,043	1,420,751
		22,206,883
Belgium — 1.7%
Ackermans & van Haaren NV	8,230	1,676,057
Aedifica SA	20,067	1,295,480
Ageas SA	58,264	3,040,701
Anheuser-Busch InBev SA	328,087	19,452,726
Argenx SE(a)	21,692	12,790,808
Barco NV	36,686	456,194
Bekaert SA	18,150	663,278
bpost SA	64,333	168,298
Cofinimmo SA	17,268	1,090,298
Colruyt Group NV(b)	18,408	859,000
Deme Group NV	2,784	425,641
D'ieteren Group	8,442	1,827,666
Elia Group SA	11,021	1,048,712
Fagron	33,969	687,558
Galapagos NV(a)(b)	25,253	674,167
Groupe Bruxelles Lambert NV(b)	33,128	2,393,653
KBC Ancora	17,430	884,710
KBC Group NV	86,173	6,276,941
Lotus Bakeries NV	160	2,097,297
Melexis NV	9,303	607,564
Montea NV	7,023	514,269
Proximus SADP	65,029	473,219
Retail Estates NV	1,359	91,737
Shurgard Self Storage Ltd.	12,344	528,621
Sofina SA	6,063	1,486,494
Solvay SA	29,568	1,202,948
Syensqo SA	26,162	2,029,524
UCB SA	45,686	8,796,767
Umicore SA	74,996	902,905
VGP NV	4,998	420,328
Warehouses De Pauw CVA	64,913	1,544,844
Xior Student Housing NV	6,873	230,900
		76,639,305
Denmark — 5.1%
ALK-Abello A/S(a)	49,312	1,154,660
Alm Brand A/S	290,636	565,827
Ambu A/S, Class B(a)	72,820	1,351,279
AP Moller - Maersk A/S, Class A	1,133	1,727,756
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	1,601	$2,532,403
Bavarian Nordic A/S(a)	31,742	999,373
Carlsberg A/S, Class B	33,940	3,750,834
Chemometec A/S	7,335	430,661
Coloplast A/S, Class B	47,130	5,903,060
D/S Norden A/S	8,974	309,990
Danske Bank A/S	244,462	7,228,506
Demant A/S(a)	35,868	1,324,828
DFDS A/S	17,790	406,859
DSV A/S	74,611	16,332,754
FLSmidth & Co. A/S	17,994	942,003
Genmab A/S(a)	23,480	5,258,516
GN Store Nord A/S(a)	52,018	1,022,647
H Lundbeck A/S	124,191	808,774
ISS A/S	58,815	1,136,755
Jyske Bank A/S, Registered	20,123	1,411,645
Netcompany Group A/S(a)(b)(c)	18,554	885,570
NKT A/S(a)	21,942	2,057,216
Novo Nordisk A/S, Class B	1,175,876	131,892,119
Novonesis (Novozymes) B, Class B	131,753	8,279,589
Orsted A/S(a)(c)	69,855	4,111,428
Pandora A/S	30,249	4,573,531
Per Aarsleff Holding A/S	9,584	565,306
Ringkjoebing Landbobank A/S	10,079	1,667,016
Rockwool A/S, Class B	3,444	1,490,391
Royal Unibrew A/S	18,896	1,421,582
Schouw & Co. A/S	6,809	566,171
Spar Nord Bank A/S	33,608	647,826
Sydbank A/S	21,709	1,036,065
TORM PLC, Class A	12,858	337,878
Tryg A/S	118,461	2,795,768
Vestas Wind Systems A/S(a)	364,595	6,948,206
Zealand Pharma A/S(a)	24,813	2,864,474
		226,739,266
Finland — 1.7%
Cargotec OYJ, Class B	15,505	937,388
Elisa OYJ	54,250	2,582,296
Fortum OYJ	163,319	2,411,359
Harvia OYJ	3,523	174,594
Huhtamaki OYJ	37,521	1,470,626
Kemira OYJ	39,002	828,125
Kesko OYJ, Class B	98,823	2,122,542
Kojamo OYJ(a)	49,609	488,380
Kone OYJ, Class B	122,161	6,698,942
Konecranes OYJ	23,905	1,650,290
Mandatum OYJ	161,204	744,423
Metsa Board OYJ, Class B	86,492	465,310
Metso OYJ	245,431	2,335,805
Neste OYJ	157,007	2,520,906
Nokia OYJ	1,924,923	9,108,774
Nokian Renkaat OYJ	47,131	391,180
Nordea Bank Abp	1,138,162	13,324,441
Orion OYJ, Class B	42,229	2,050,979
Outokumpu OYJ	160,621	577,826
Puuilo OYJ	8,123	81,510
QT Group OYJ(a)	7,406	564,195
Revenio Group OYJ	8,630	276,925
Sampo OYJ, Class A	158,928	7,047,029
Sampo OYJ, Class A(a)	20,818	916,475
Stora Enso OYJ, Class R	202,576	2,260,636
TietoEVRY OYJ	44,604	829,658
Tokmanni Group Corp.	32,247	367,603

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	193,211	$5,685,536
Valmet OYJ	61,079	1,564,931
Wartsila OYJ Abp	185,747	3,557,507
		74,036,191
France — 16.2%
Accor SA	72,597	3,293,521
Aeroports de Paris SA	13,200	1,570,367
Air France-KLM, NVS(a)(b)	53,996	534,168
Air Liquide SA	211,080	37,846,909
Airbus SE	217,111	33,118,372
Alstom SA(a)	127,553	2,805,715
Alten SA	11,032	933,198
Amundi SA(c)	20,795	1,507,722
Aperam SA	21,640	588,995
ArcelorMittal SA	179,080	4,429,416
Arkema SA	21,588	1,902,380
AXA SA	662,650	24,880,708
BioMerieux	15,603	1,746,341
BNP Paribas SA	371,953	25,402,151
Bollore SE	251,300	1,568,859
Bouygues SA	70,177	2,255,595
Bureau Veritas SA	115,857	3,674,396
Capgemini SE	56,707	9,837,575
Carmila SA	20,782	391,348
Carrefour SA	211,269	3,355,148
Cie de Saint-Gobain SA	166,175	15,069,563
Cie Generale des Etablissements Michelin SCA	250,436	8,463,611
Clariane SE(a)(b)	39,160	88,613
Coface SA	49,203	793,457
Covivio SA/France	20,575	1,170,499
Credit Agricole SA	375,909	5,761,963
Danone SA	235,706	16,838,485
Dassault Aviation SA	7,775	1,569,877
Dassault Systemes SE	242,115	8,286,425
Edenred SE	91,230	2,950,620
Eiffage SA	25,967	2,416,843
Elis SA	66,006	1,501,587
Engie SA	664,326	11,135,107
Eramet SA	3,273	193,419
Esker SA	2,739	780,831
EssilorLuxottica SA	108,613	25,476,035
Esso SA Francaise	778	87,906
Eurazeo SE	16,282	1,241,873
Eurofins Scientific SE	49,865	2,459,439
Euronext NV(c)	30,063	3,316,988
Eutelsat Communications SACA(a)(b)	64,621	270,060
Fnac Darty SA(b)	8,533	239,416
Forvia SE	69,085	659,059
Gaztransport Et Technigaz SA	12,404	1,804,770
Gecina SA	18,637	1,991,700
Getlink SE	121,685	2,067,993
Hermes International SCA	11,610	26,386,636
ICADE	14,624	382,505
ID Logistics Group SACA(a)	1,015	452,954
Imerys SA	14,436	468,629
Interparfums SA	12,301	561,832
Ipsen SA	14,327	1,746,567
IPSOS SA	16,278	799,345
JCDecaux SE(a)	27,216	513,967
Kering SA	27,128	6,775,773
Klepierre SA	82,375	2,633,660
La Francaise des Jeux SAEM(c)	39,665	1,695,490
Security	Shares	Value
France (continued)
Legrand SA	96,017	$10,837,283
L'Oreal SA	87,747	32,920,052
LVMH Moet Hennessy Louis Vuitton SE	100,311	66,779,073
Mercialys SA	40,164	473,873
Neoen SA(c)	30,237	1,300,896
Nexans SA	11,630	1,618,927
Nexity SA(a)	20,153	314,810
Orange SA	669,143	7,351,004
Orpea SA, NVS(a)	43,736	293,045
Pernod Ricard SA	72,956	9,102,614
Pluxee NV, NVS(a)	34,258	721,037
Publicis Groupe SA	83,821	8,908,775
Remy Cointreau SA	9,206	579,340
Renault SA	68,415	3,130,289
Rexel SA	82,628	2,276,520
Rubis SCA	34,363	841,965
Safran SA	124,466	28,174,816
Sanofi SA	414,350	43,788,412
Sartorius Stedim Biotech	11,161	2,238,928
Schneider Electric SE	199,388	51,651,192
SCOR SE	54,896	1,181,079
SEB SA	8,984	949,112
SES SA, Class A	144,925	579,202
Societe BIC SA	9,623	704,054
Societe Generale SA	260,504	7,482,055
Sodexo SA	31,183	2,706,760
SOITEC(a)	9,793	775,478
Sopra Steria Group SACA	5,535	1,064,514
SPIE SA	52,398	1,896,469
STMicroelectronics NV	244,361	6,642,324
Technip Energies NV	58,565	1,462,212
Teleperformance SE	21,644	2,294,304
Thales SA	34,943	5,632,759
TotalEnergies SE	788,442	49,479,186
Trigano SA	3,881	530,584
Ubisoft Entertainment SA(a)(b)	36,857	555,419
Unibail-Rodamco-Westfield, New	43,862	3,586,696
Valeo SE	94,068	914,542
Vallourec SACA(a)(b)	61,085	1,005,719
Valneva SE(a)(b)	25,442	71,932
Veolia Environnement SA	252,400	8,013,620
Verallia SA(c)	29,338	846,076
Vicat SACA	11,775	436,274
Vinci SA	182,646	20,460,130
Virbac SACA	1,987	755,197
Vivendi SE	251,709	2,689,644
Voltalia SA(a)(b)	29,463	273,011
VusionGroup(b)	2,842	446,778
Wendel SE	9,543	948,451
Worldline SA/France(a)(c)	96,916	686,986
		719,069,799
Germany — 12.8%
About You Holding SE(a)	60,121	200,441
adidas AG	59,042	14,140,038
Aixtron SE	43,846	696,209
Allianz SE, Registered	143,149	45,064,050
Amadeus Fire AG	3,879	331,297
Aroundtown SA(a)	333,083	991,763
Atoss Software SE	1,435	188,752
Aurubis AG(b)	12,278	965,510
Auto1 Group SE(a)(c)	18,916	194,119
BASF SE	325,435	15,820,245

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bayer AG, Registered	360,541	$9,715,468
Bayerische Motoren Werke AG	116,737	9,203,077
Bechtle AG	30,579	1,044,101
Befesa SA(c)	15,884	369,926
Beiersdorf AG	37,582	5,073,335
Bilfinger SE	12,018	577,669
Brenntag SE	50,469	3,292,247
CANCOM SE	15,912	424,905
Carl Zeiss Meditec AG, Bearer(b)	17,034	1,072,323
Commerzbank AG	382,351	6,781,231
CompuGroup Medical SE & Co. KgaA	18,362	273,008
Continental AG	42,282	2,638,833
Covestro AG(a)(c)	68,567	4,342,788
CTS Eventim AG & Co. KGaA	25,220	2,648,482
Daimler Truck Holding AG	185,721	7,679,679
Delivery Hero SE, Class A(a)(c)	71,311	3,027,300
Dermapharm Holding SE	9,322	316,659
Deutsche Bank AG, Registered	682,775	11,600,189
Deutsche Boerse AG	69,307	16,098,510
Deutsche Lufthansa AG, Registered	230,030	1,598,448
Deutsche Pfandbriefbank AG(a)(b)(c)	89,131	506,183
Deutsche Post AG, Registered	367,628	14,767,439
Deutsche Telekom AG, Registered	1,275,343	38,558,097
Deutz AG	43,324	192,653
Duerr AG	21,922	508,022
E.ON SE	826,273	11,150,611
Eckert & Ziegler SE	7,536	323,330
Encavis AG, NVS(a)(b)	53,137	1,008,805
Evonik Industries AG	93,492	2,060,487
Evotec SE(a)(b)	74,183	573,726
Fielmann Group AG	11,299	568,337
Fraport AG Frankfurt Airport Services Worldwide(a)	15,428	834,846
Freenet AG	49,377	1,467,504
Fresenius Medical Care AG & Co. KGaA	76,272	2,985,664
Fresenius SE & Co. KGaA(a)	153,385	5,600,184
GEA Group AG	59,223	2,917,078
Gerresheimer AG	12,732	1,072,286
Grand City Properties SA(a)	26,217	347,488
Hannover Rueck SE	21,427	5,626,599
Heidelberg Materials AG	51,364	5,657,183
HelloFresh SE(a)(b)	70,418	779,882
Henkel AG & Co. KGaA	37,834	2,950,737
Hensoldt AG	24,137	821,248
Hornbach Holding AG & Co. KGaA	4,927	431,073
Hugo Boss AG	23,582	1,085,670
Hypoport SE(a)(b)	1,568	368,180
Infineon Technologies AG	474,834	15,016,451
Jenoptik AG	24,251	568,941
K+S AG, Registered(b)	75,634	918,409
KION Group AG	26,580	1,032,034
Knorr-Bremse AG	26,738	2,205,641
Kontron AG	21,068	354,776
Krones AG	6,276	817,488
Lanxess AG	34,403	999,068
LEG Immobilien SE	27,334	2,582,173
Mercedes-Benz Group AG	275,902	16,761,225
Merck KGaA	47,560	7,862,869
METRO AG(b)	73,603	346,714
MTU Aero Engines AG	20,136	6,581,272
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	49,023	25,069,392
Nemetschek SE	22,053	2,376,258
Security	Shares	Value
Germany (continued)
Nordex SE(a)	48,323	$688,629
ProSiebenSat.1 Media SE(b)	59,931	368,904
Puma SE	40,992	1,869,225
Qiagen NV, NVS	79,932	3,387,396
Rational AG	1,931	1,891,032
Redcare Pharmacy NV(a)(b)(c)	6,336	970,354
RENK Group AG(a)	21,934	440,759
Rheinmetall AG	16,250	8,366,076
RWE AG	232,481	7,534,611
SAF-Holland SE	21,859	338,137
SAP SE	381,262	89,018,914
Schaeffler AG(a)(b)	68,913	344,292
Schott Pharma AG & Co. KGaA(b)	17,073	551,935
Scout24 SE(c)	27,625	2,386,394
Siemens AG, Registered	277,691	54,024,729
Siemens Energy AG(a)	230,202	9,455,108
Siemens Healthineers AG(b)(c)	99,389	5,188,549
Siltronic AG(b)	8,141	462,449
Sixt SE(b)	6,984	553,187
Stabilus SE	11,376	450,368
Stroeer SE & Co. KGaA	12,295	729,537
Suedzucker AG(b)	27,499	329,930
SUESS MicroTec SE	9,325	557,962
Symrise AG, Class A	48,484	5,834,111
TAG Immobilien AG(a)	65,054	1,081,444
Talanx AG(a)	23,543	1,814,416
TeamViewer SE(a)(c)	68,730	990,144
thyssenkrupp AG	212,709	742,527
TUI AG(a)	187,005	1,558,888
United Internet AG, Registered(d)	34,724	710,919
Vonovia SE	273,073	8,952,899
Vossloh AG	7,393	357,797
Wacker Chemie AG	7,274	611,838
Zalando SE(a)(c)	82,148	2,486,840
		568,076,925
Ireland — 0.5%
AIB Group PLC	621,397	3,331,335
Bank of Ireland Group PLC	372,105	3,448,746
Cairn Homes PLC	331,977	776,336
Dalata Hotel Group PLC	108,768	510,169
Glanbia PLC	82,745	1,372,589
Kerry Group PLC, Class A	58,434	5,836,117
Kingspan Group PLC	56,291	4,970,884
		20,246,176
Italy — 4.6%
A2A SpA	672,958	1,538,277
ACEA SpA	21,700	411,185
Amplifon SpA	44,995	1,256,893
Anima Holding SpA(c)	92,081	557,904
Azimut Holding SpA	47,287	1,169,620
Banca Generali SpA	25,524	1,131,110
Banca Monte dei Paschi di Siena SpA	353,271	1,938,756
Banca Popolare di Sondrio SpA	139,505	1,040,481
Banco BPM SpA	472,796	3,189,051
BFF Bank SpA(c)	87,403	853,477
BPER Banca SpA	358,922	2,185,332
Brembo NV	60,869	639,277
Brunello Cucinelli SpA	12,520	1,238,489
Buzzi SpA	35,525	1,391,789
Carel Industries SpA(b)(c)	25,281	519,739
Credito Emiliano SpA	44,720	482,913

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Davide Campari-Milano NV	225,501	$1,513,960
De' Longhi SpA	30,803	962,744
DiaSorin SpA	8,678	942,523
Enav SpA(c)	95,335	403,910
Enel SpA	2,969,551	22,521,291
Eni SpA	840,068	12,796,910
ERG SpA	24,965	560,661
Ferrari NV	45,782	21,854,913
FinecoBank Banca Fineco SpA	216,297	3,452,994
Generali	372,394	10,325,069
GVS SpA(a)(c)	28,735	192,327
Hera SpA	351,649	1,345,252
Infrastrutture Wireless Italiane SpA(c)	135,743	1,530,471
Intercos SpA, NVS	5,360	86,005
Interpump Group SpA	31,542	1,401,498
Intesa Sanpaolo SpA	5,313,384	22,741,329
Iren SpA	318,538	689,898
Italgas SpA	184,371	1,131,043
Iveco Group NV	65,104	676,547
Juventus Football Club SpA, NVS(a)(b)	88,236	235,244
Leonardo SpA	144,436	3,442,748
Lottomatica Group SpA	40,847	510,215
Maire Tecnimont SpA	66,502	501,934
Mediobanca Banca di Credito Finanziario SpA	186,936	3,083,934
Moncler SpA	78,572	4,365,262
Nexi SpA(a)(c)	223,501	1,412,703
Pirelli & C SpA(c)	140,515	767,821
Poste Italiane SpA(c)	161,233	2,267,152
Prysmian SpA	98,688	6,964,836
Recordati Industria Chimica e Farmaceutica SpA	39,200	2,224,130
Reply SpA	9,314	1,419,982
Saipem SpA(a)	464,095	1,103,429
Salvatore Ferragamo SpA(b)	33,354	222,740
Sesa SpA(b)	2,829	245,685
Snam SpA	766,403	3,681,727
SOL SpA	13,150	510,023
Stellantis NV	784,077	10,743,677
Tamburi Investment Partners SpA	49,192	462,509
Technogym SpA(c)	63,999	689,905
Technoprobe SpA(a)	58,384	396,441
Telecom Italia SpA/Milano(a)(b)	4,030,904	1,021,045
Tenaris SA, NVS	175,732	2,895,267
Terna - Rete Elettrica Nazionale	492,920	4,269,540
UniCredit SpA	541,887	23,972,635
Unipol Gruppo SpA	148,033	1,839,752
Webuild SpA	122,352	346,961
		204,270,935
Netherlands — 6.5%
Aalberts NV	37,387	1,349,121
ABN AMRO Bank NV, CVA(c)	166,492	2,751,396
Adyen NV(a)(c)	8,071	12,329,736
Aegon Ltd.	487,882	3,079,423
AerCap Holdings NV	73,037	6,832,611
Akzo Nobel NV	62,627	3,996,445
Alfen NV(a)(b)(c)	11,411	153,023
Allfunds Group PLC	128,744	787,476
Arcadis NV	25,569	1,770,495
ASM International NV	17,571	9,813,529
ASML Holding NV	145,710	98,081,923
ASR Nederland NV	61,848	2,931,533
BE Semiconductor Industries NV	28,533	3,037,227
Coca-Cola Europacific Partners PLC	78,111	5,936,436
Security	Shares	Value
Netherlands (continued)
Corbion NV	26,700	$669,449
DSM-Firmenich AG	66,856	7,927,998
EXOR NV, NVS	37,174	3,926,289
Flow Traders Ltd., NVS	14,072	322,055
Fugro NV	47,153	1,084,218
Heineken Holding NV	48,894	3,387,772
Heineken NV	106,493	8,734,205
IMCD NV	21,305	3,387,304
ING Groep NV	1,200,363	20,370,621
InPost SA(a)	70,605	1,377,369
JDE Peet's NV	48,152	1,087,102
Just Eat Takeaway.com NV(a)(c)	79,303	906,267
Koninklijke Ahold Delhaize NV	343,327	11,319,388
Koninklijke BAM Groep NV	113,925	525,810
Koninklijke Heijmans N.V	3,317	89,263
Koninklijke KPN NV	1,461,786	5,713,077
Koninklijke Philips NV(a)	290,122	7,632,764
Koninklijke Vopak NV	28,476	1,312,706
NN Group NV	103,608	5,086,350
OCI NV	40,863	497,511
Pharming Group NV(a)(b)	352,688	295,056
Prosus NV	516,596	21,771,871
Randstad NV	40,341	1,860,020
SBM Offshore NV	60,305	1,103,867
Signify NV(c)	54,422	1,332,503
TKH Group NV	18,693	760,607
Universal Music Group NV(b)	301,514	7,587,953
Van Lanschot Kempen NV	10,855	496,161
Wolters Kluwer NV	90,727	15,249,719
		288,665,649
Norway — 1.3%
Aker ASA, Class A	10,972	573,696
Aker BP ASA	117,281	2,509,540
Aker Solutions ASA	46,617	220,887
Atea ASA	41,747	534,352
Austevoll Seafood ASA	49,194	426,638
Bakkafrost P/F	19,456	1,173,305
BlueNord ASA(a)(b)	8,690	425,012
Borr Drilling Ltd.(b)	110,364	461,281
Borregaard ASA	39,748	700,998
Cadeler AS(a)	79,007	530,774
Crayon Group Holding ASA(a)(c)	9,312	92,229
DNB Bank ASA	327,200	6,780,556
DOF Group ASA(a)	59,352	473,894
Elkem ASA(a)(c)	173,758	283,378
Entra ASA(a)(c)	41,430	439,150
Equinor ASA	313,575	7,451,231
Europris ASA(c)	72,080	444,767
Frontline PLC, NVS	60,662	1,172,949
Gjensidige Forsikring ASA	73,445	1,325,324
Golden Ocean Group Ltd.(a)	52,328	566,046
Hoegh Autoliners ASA	50,922	535,915
Kongsberg Gruppen ASA	32,622	3,405,449
Leroy Seafood Group ASA	104,068	477,758
Mowi ASA	168,806	2,910,206
MPC Container Ships ASA	240,197	473,415
NEL ASA(a)(b)	1,020,763	394,897
Nordic Semiconductor ASA(a)	70,541	701,037
Norsk Hydro ASA	488,347	3,031,341
Norwegian Air Shuttle ASA(a)(b)	105,395	102,207
Orkla ASA	281,072	2,596,697
Protector Forsikring ASA	19,580	509,620

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Salmar ASA	25,430	$1,289,971
Scatec ASA(a)(c)	46,913	341,816
Schibsted ASA, Class A	30,817	1,037,674
Schibsted ASA, Class B	34,036	1,067,426
SpareBank 1 Nord Norge	12,349	132,267
SpareBank 1 SMN	58,866	868,846
SpareBank 1 Sor-Norge ASA	75,302	997,815
Stolt-Nielsen Ltd.	5,008	142,498
Storebrand ASA	172,082	1,962,300
Subsea 7 SA	94,138	1,446,886
Telenor ASA	225,069	2,764,206
TGS ASA	66,204	600,677
TOMRA Systems ASA(b)	90,873	1,306,464
Wallenius Wilhelmsen ASA	38,159	379,390
Yara International ASA	67,438	2,028,008
		58,090,793
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	3,394,812	1,712,504
EDP Renovaveis SA	122,858	1,665,169
EDP SA	1,195,171	4,705,264
Galp Energia SGPS SA	178,332	3,048,029
Jeronimo Martins SGPS SA	103,394	2,009,782
Navigator Co. SA (The)	118,592	457,443
Sonae SGPS SA	479,267	473,882
		14,072,073
Singapore — 0.0%
BW LPG Ltd.(c)	42,896	553,237
Spain — 4.2%
Acciona SA	8,828	1,132,900
Acerinox SA	67,016	614,074
ACS Actividades de Construccion y Servicios SA	71,937	3,449,769
Aena SME SA(c)	26,472	5,866,727
Almirall SA	9,355	91,364
Amadeus IT Group SA	164,282	11,909,337
Banco Bilbao Vizcaya Argentaria SA	2,104,741	20,952,007
Banco de Sabadell SA	1,986,273	3,873,994
Banco Santander SA	5,686,887	27,782,663
Bankinter SA	252,303	2,058,391
CaixaBank SA	1,346,182	8,203,308
Cellnex Telecom SA(c)	186,934	6,865,292
CIE Automotive SA	22,115	593,426
Enagas SA	86,805	1,231,355
Endesa SA	111,714	2,410,907
Faes Farma SA	170,390	656,110
Ferrovial SE	190,668	7,652,045
Fluidra SA	35,323	954,737
Grifols SA(a)(b)	121,799	1,367,224
Iberdrola SA	2,231,480	33,147,591
Indra Sistemas SA	34,876	614,846
Industria de Diseno Textil SA	398,563	22,723,928
Inmobiliaria Colonial SOCIMI SA	110,618	670,454
Laboratorios Farmaceuticos Rovi SA	9,116	774,405
Lar Espana Real Estate SOCIMI SA	43,409	388,133
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	321,455	405,609
Logista Integral SA	26,708	818,268
Mapfre SA	364,966	1,043,295
Melia Hotels International SA	22,641	168,521
Merlin Properties SOCIMI SA	151,794	1,693,762
Redeia Corp. SA	130,938	2,424,403
Repsol SA	440,071	5,508,970
Security	Shares	Value
Spain (continued)
Sacyr SA	228,862	$762,116
Solaria Energia y Medio Ambiente SA(a)(b)	36,643	384,350
Telefonica SA	1,498,978	7,034,180
Unicaja Banco SA(c)	516,207	648,924
Vidrala SA	9,109	984,958
Viscofan SA	17,063	1,141,113
		189,003,456
Sweden — 5.6%
AAK AB	68,160	1,956,649
AddLife AB, Class B	50,996	648,054
Addnode Group AB, Class B	44,023	441,675
AddTech AB, Class B	95,335	2,654,245
AFRY AB	39,136	588,856
Alfa Laval AB	106,875	4,731,326
Alimak Group AB(c)	9,510	109,073
Alleima AB, NVS	71,452	436,623
Ambea AB(c)	29,553	253,259
Arjo AB, Class B	114,478	377,582
Assa Abloy AB, Class B	366,225	11,471,167
Atlas Copco AB, Class A	977,784	16,136,769
Atlas Copco AB, Class B	570,327	8,292,384
Atrium Ljungberg AB, Class B	23,422	469,859
Avanza Bank Holding AB	46,175	961,822
Axfood AB	42,326	945,076
Beijer Ref AB, Class B	144,657	2,179,056
Betsson AB, Class B	48,726	648,122
Better Collective A/S(a)(b)	23,941	314,134
Bilia AB, Class A	34,653	408,558
Billerud Aktiebolag	81,672	725,174
BioGaia AB, Class B	22,160	219,425
Biotage AB	29,765	446,703
Boliden AB	103,392	3,234,529
BoneSupport Holding AB(a)(c)	23,109	727,630
Boozt AB(a)(c)	31,477	351,942
Bravida Holding AB(c)	75,961	563,918
Bufab AB	10,233	366,694
Bure Equity AB	21,450	768,253
Camurus AB(a)	12,765	717,829
Castellum AB(a)	151,105	1,892,245
Catena AB	14,698	673,732
Dios Fastigheter AB	12,482	93,100
Dometic Group AB(c)	122,237	663,798
Electrolux AB, Class B(a)	81,304	682,356
Electrolux Professional AB, Class B	97,227	670,272
Elekta AB, Class B	140,115	844,065
Embracer Group AB, Class B(a)	340,919	985,780
Epiroc AB, Class A	245,157	4,787,988
Epiroc AB, Class B	137,179	2,363,186
EQT AB	138,029	4,004,636
Essity AB, Class B	217,473	6,139,713
Evolution AB(c)	66,317	6,270,061
Fabege AB	93,933	749,100
Fastighets AB Balder, Class B(a)	249,884	1,943,980
Fortnox AB	185,365	1,131,702
Getinge AB, Class B	84,800	1,500,168
Granges AB	49,435	584,078
H & M Hennes & Mauritz AB, Class B	205,827	3,068,323
Hemnet Group AB	34,878	1,094,669
Hexagon AB, Class B	740,239	6,920,583
Hexatronic Group AB(a)	87,647	358,994
Hexpol AB	105,761	1,005,686
Holmen AB, Class B	27,745	1,096,427

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hufvudstaden AB, Class A	45,239	$534,680
Husqvarna AB, Class B	133,317	860,995
Industrivarden AB, Class A	48,890	1,686,252
Industrivarden AB, Class C	58,238	2,001,754
Indutrade AB	98,425	2,678,218
Instalco AB	97,516	297,187
Investment AB Latour, Class B	51,931	1,433,384
Investor AB, Class B	631,572	17,876,048
INVISIO AB	5,920	149,693
JM AB(b)	33,931	575,044
Kinnevik AB, Class B	109,883	782,005
L E Lundbergforetagen AB, Class B	25,795	1,277,106
Lifco AB, Class B	86,628	2,584,798
Lindab International AB	30,287	634,958
Loomis AB, Class B	27,990	876,902
Medicover AB, Class B	29,245	504,422
Millicom International Cellular SA, SDR(a)	45,885	1,273,034
MIPS AB	12,636	619,772
Munters Group AB(c)	58,302	944,467
Mycronic AB	32,189	1,253,999
NCAB Group AB	76,353	468,672
NCC AB, Class B	36,350	541,059
New Wave Group AB, Class B	39,010	414,641
Nibe Industrier AB, Class B(b)	590,663	2,863,854
Nolato AB, Class B	90,124	473,452
Nordnet AB publ	53,555	1,114,360
Nyfosa AB	64,503	652,529
Pandox AB, Class B	43,148	750,009
Peab AB, Class B	75,189	573,128
Saab AB, Class B	117,325	2,409,714
Sagax AB, Class B	82,753	1,994,253
Sandvik AB	389,290	7,662,625
Scandic Hotels Group AB(a)(c)	75,654	488,851
Sdiptech AB, Class B(a)	13,955	315,117
Sectra AB, Class B	53,709	1,426,587
Securitas AB, Class B	177,194	2,084,489
Sinch AB(a)(c)	278,636	832,085
Skandinaviska Enskilda Banken AB, Class A	569,857	8,048,236
Skanska AB, Class B	120,606	2,455,303
SKF AB, Class B	129,401	2,454,469
SSAB AB, Class A	92,270	443,951
SSAB AB, Class B	221,360	1,044,195
Storskogen Group AB, Class B	574,550	476,950
Svenska Cellulosa AB SCA, Class B	221,034	2,926,326
Svenska Handelsbanken AB, Class A	528,558	5,492,056
Sweco AB, Class B	82,069	1,387,310
Swedbank AB, Class A	303,447	6,157,098
Swedish Orphan Biovitrum AB(a)	71,365	2,230,460
Tele2 AB, Class B	203,207	2,129,425
Telefonaktiebolaget LM Ericsson, Class B	1,037,801	8,701,035
Telia Co. AB	877,296	2,551,465
Thule Group AB(c)	41,441	1,387,126
Trelleborg AB, Class B	83,492	2,777,372
Troax Group AB	19,882	404,029
Truecaller AB, Class B	105,449	471,904
VBG Group AB, Class B	2,320	67,236
Vitec Software Group AB, Class B	13,857	605,546
Vitrolife AB	33,284	740,475
Volvo AB, Class A	76,730	2,013,316
Volvo AB, Class B	579,964	15,106,215
Volvo Car AB, Class B(a)(b)	288,583	623,546
Wallenstam AB, Class B	134,409	635,715
Security	Shares	Value
Sweden (continued)
Wihlborgs Fastigheter AB	112,014	$1,177,475
Xvivo Perfusion AB(a)	9,194	388,682
Yubico AB(a)	17,834	432,670
		248,910,757
Switzerland — 14.4%
ABB Ltd., Registered	576,507	32,037,128
Accelleron Industries AG, NVS	33,936	1,819,559
Adecco Group AG, Registered	59,383	1,857,602
Alcon AG	182,104	16,726,756
Allreal Holding AG, Registered	6,215	1,105,831
ALSO Holding AG, Registered	2,731	726,358
Arbonia AG(a)	27,972	394,533
Aryzta AG(a)	428,338	757,501
Avolta AG, Registered	38,903	1,546,724
Bachem Holding AG	13,284	1,051,298
Baloise Holding AG, Registered	16,987	3,250,960
Banque Cantonale Vaudoise, Registered	12,598	1,255,354
Barry Callebaut AG, Registered	1,379	2,418,610
Belimo Holding AG, Registered	3,517	2,329,775
BKW AG	8,065	1,417,020
Bossard Holding AG, Class A, Registered	2,671	641,762
Bucher Industries AG, Registered	3,009	1,171,943
Burckhardt Compression Holding AG	1,135	834,430
Cembra Money Bank AG	12,109	1,090,456
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	373	4,399,987
Chocoladefabriken Lindt & Spruengli AG, Registered	41	4,775,238
Cie Financiere Richemont SA, Class A, Registered	194,904	28,378,093
Clariant AG, Registered	80,742	1,122,119
Comet Holding AG, Registered	2,985	990,310
Daetwyler Holding AG, Bearer	3,107	523,140
DKSH Holding AG	14,097	1,007,220
DocMorris AG(a)	2,093	82,279
dormakaba Holding AG	1,314	1,001,967
Dottikon Es Holding AG(a)	768	211,221
EFG International AG	33,805	461,962
Emmi AG, Registered	887	843,050
EMS-Chemie Holding AG, Registered	2,705	2,080,306
Flughafen Zurich AG, Registered	7,174	1,691,217
Forbo Holding AG, Registered	460	452,235
Galderma Group AG(a)	21,693	2,030,006
Galenica AG(c)	17,933	1,560,751
Geberit AG, Registered	12,210	7,649,421
Georg Fischer AG	30,244	2,194,498
Givaudan SA, Registered	3,394	16,112,839
Helvetia Holding AG, Registered	13,779	2,327,426
Holcim AG	190,890	18,745,527
Huber + Suhner AG, Registered	6,840	647,380
Implenia AG, Registered	7,756	274,144
Inficon Holding AG, Registered	776	929,766
Interroll Holding AG, Registered	281	738,968
Julius Baer Group Ltd.	75,125	4,580,489
Kardex Holding AG, Registered	2,785	849,591
Kuehne + Nagel International AG, Registered	17,669	4,410,869
Landis+Gyr Group AG	11,396	918,003
LEM Holding SA, Registered	133	177,426
Logitech International SA, Registered	58,787	4,813,582
Lonza Group AG, Registered	26,646	16,396,030
Mobimo Holding AG, Registered	3,273	1,013,870
Nestle SA, Registered	955,755	90,311,780
Novartis AG, Registered	719,608	78,081,965
OC Oerlikon Corp. AG Pfaffikon, Registered	82,161	376,203

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	8,290	$11,405,619
PSP Swiss Property AG, Registered	17,901	2,542,118
Roche Holding AG, Bearer	11,665	3,964,495
Roche Holding AG, NVS	256,196	79,396,016
Sandoz Group AG	149,235	6,803,365
Schindler Holding AG, Participation Certificates, NVS	15,363	4,471,064
Schindler Holding AG, Registered	8,076	2,302,405
Sensirion Holding AG(a)(b)(c)	3,900	284,523
SFS Group AG	7,838	1,121,530
SGS SA	55,907	5,918,691
Siegfried Holding AG, Registered	1,598	2,087,377
SIG Group AG	111,763	2,411,863
Sika AG, Registered	55,991	15,594,453
Softwareone Holding AG	44,438	401,385
Sonova Holding AG, Registered	18,549	6,787,775
Stadler Rail AG	20,252	578,631
Straumann Holding AG	41,164	5,427,035
Sulzer AG, Registered	6,819	1,051,243
Swatch Group AG (The), Bearer	10,950	2,246,973
Swatch Group AG (The), Registered	18,156	735,628
Swiss Life Holding AG, Registered	10,746	8,750,464
Swiss Prime Site AG, Registered	29,014	3,147,486
Swiss Re AG	108,515	13,855,989
Swisscom AG, Registered	9,345	5,693,731
Swissquote Group Holding SA, Registered	4,376	1,488,583
Tecan Group AG, Registered	5,279	1,333,857
Temenos AG, Registered	22,923	1,587,765
u-blox Holding AG	2,695	206,249
UBS Group AG, Registered	1,196,014	36,583,656
Valiant Holding AG, Registered	7,745	902,649
VAT Group AG(c)	9,817	4,087,739
Vontobel Holding AG, Registered	11,910	775,362
Ypsomed Holding AG, Registered	1,755	778,412
Zurich Insurance Group AG	53,441	31,509,067
		641,827,676
United Kingdom — 23.5%
3i Group PLC	355,094	14,561,596
4imprint Group PLC	11,389	750,201
abrdn PLC	657,330	1,119,867
Admiral Group PLC	95,075	3,146,083
AG Barr PLC	36,769	295,376
Airtel Africa PLC(c)	425,475	559,117
AJ Bell PLC	106,209	608,748
Alpha Group International PLC	6,336	174,020
Alphawave IP Group PLC(a)	182,828	262,379
Anglo American PLC	463,946	14,382,520
Antofagasta PLC	143,383	3,202,684
Ashmore Group PLC	159,660	436,670
Ashtead Group PLC	159,781	11,952,845
Ashtead Technology Holdings PLC	17,365	123,600
Associated British Foods PLC	123,589	3,552,160
Assura PLC	1,473,567	768,203
AstraZeneca PLC	565,314	80,440,556
Auction Technology Group PLC(a)(b)	69,826	405,618
Auto Trader Group PLC(c)	337,092	3,639,748
Aviva PLC	1,008,781	5,911,762
B&M European Value Retail SA	357,977	1,790,956
Babcock International Group PLC	94,714	576,449
BAE Systems PLC	1,107,145	17,844,201
Balanced Commercial Property Trust Ltd.	255,824	315,028
Balfour Beatty PLC	230,178	1,320,181
Bank of Georgia Group PLC	12,567	674,108
Security	Shares	Value
United Kingdom (continued)
Barclays PLC	5,398,613	$16,549,470
Barratt Redrow PLC	519,793	2,994,833
Beazley PLC	243,339	2,372,134
Bellway PLC	43,474	1,589,793
Berkeley Group Holdings PLC	36,810	2,100,558
Big Yellow Group PLC	77,156	1,201,825
Bodycote PLC	69,693	495,032
BP PLC	6,086,094	29,765,988
Breedon Group PLC	123,096	698,395
Bridgepoint Group PLC(c)	86,914	349,214
British American Tobacco PLC	729,724	25,517,795
British Land Co. PLC (The)	339,029	1,744,628
Britvic PLC	100,378	1,656,307
BT Group PLC	2,318,311	4,139,550
Bunzl PLC	120,956	5,325,036
Burberry Group PLC	140,258	1,425,706
Burford Capital Ltd.	75,053	1,016,160
Bytes Technology Group PLC	85,255	496,483
C&C Group PLC	185,291	352,173
Carnival PLC(a)	54,756	1,093,487
Centamin PLC	515,724	1,056,021
Centrica PLC	1,998,304	3,024,993
Chemring Group PLC	98,214	453,025
Clarkson PLC	10,573	481,022
Close Brothers Group PLC(a)	48,516	142,635
Coats Group PLC	642,041	787,903
Coca-Cola HBC AG, Class DI	78,157	2,734,954
Compass Group PLC	615,734	19,996,834
Computacenter PLC	34,547	972,067
ConvaTec Group PLC(c)	599,769	1,654,422
Craneware PLC	10,305	263,098
Cranswick PLC	22,553	1,474,406
Crest Nicholson Holdings PLC	113,929	248,511
Croda International PLC	48,128	2,309,363
Currys PLC(a)	460,097	489,450
CVS Group PLC	31,775	389,885
DCC PLC	36,078	2,282,441
Deliveroo PLC(a)(c)	396,845	705,139
Derwent London PLC	37,384	1,055,686
Diageo PLC	812,267	25,084,241
Diploma PLC	49,002	2,693,822
Direct Line Insurance Group PLC	472,979	1,000,123
DiscoverIE Group PLC	31,026	264,968
Domino's Pizza Group PLC	139,841	543,118
Dowlais Group PLC	591,965	374,705
Dr. Martens PLC	223,999	157,993
Drax Group PLC	142,307	1,146,292
DS Smith PLC	494,422	3,476,110
Dunelm Group PLC	53,915	772,579
easyJet PLC	110,922	730,940
Elementis PLC	241,810	415,944
Endeavour Mining PLC	67,431	1,512,076
Energean PLC	59,096	766,586
Entain PLC	237,235	2,281,608
Essentra PLC	146,835	281,625
Experian PLC	335,518	16,375,226
Firstgroup PLC	294,713	506,564
Frasers Group PLC(a)	53,659	530,666
Future PLC	54,067	612,171
Games Workshop Group PLC	13,244	2,047,234
Gamma Communications PLC	32,566	666,837
GB Group PLC	107,110	469,861

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Genuit Group PLC	116,832	$706,544
Genus PLC	28,296	764,824
Glencore PLC	3,781,686	19,833,576
Grafton Group PLC	81,327	1,050,349
Grainger PLC	293,481	862,331
Great Portland Estates PLC	162,156	655,504
Greencore Group PLC(a)	161,840	434,064
Greggs PLC	41,744	1,480,004
GSK PLC	1,502,725	27,137,073
Haleon PLC	2,834,139	13,621,064
Halma PLC	138,734	4,431,954
Hammerson PLC, NVS	182,465	676,194
Harbour Energy PLC	226,914	807,379
Hargreaves Lansdown PLC	134,746	1,891,002
Hays PLC	597,974	596,240
Helios Towers PLC(a)	280,011	384,168
Hikma Pharmaceuticals PLC	59,965	1,436,149
Hill & Smith PLC	37,710	986,304
Hilton Food Group PLC	27,844	323,131
Hiscox Ltd.	130,534	1,821,192
Hochschild Mining PLC(a)	144,703	428,218
Howden Joinery Group PLC	200,776	2,184,464
HSBC Holdings PLC	6,766,566	62,103,680
Hunting PLC	54,262	209,638
IG Group Holdings PLC	152,137	1,760,322
IMI PLC	92,325	1,966,456
Imperial Brands PLC	300,817	9,078,067
Inchcape PLC	140,772	1,302,026
Indivior PLC, NVS(a)	51,179	453,956
Informa PLC	501,951	5,243,812
IntegraFin Holdings PLC	123,868	584,906
InterContinental Hotels Group PLC	58,569	6,460,018
Intermediate Capital Group PLC	102,301	2,717,566
International Distributions Services PLC	274,794	1,194,812
International Workplace Group PLC	288,462	596,181
Intertek Group PLC	57,397	3,445,630
Investec PLC	254,546	1,952,936
IP Group PLC(a)	591,861	349,916
ITV PLC	1,289,505	1,228,008
J D Wetherspoon PLC	42,718	338,208
J Sainsbury PLC	584,116	2,010,992
JD Sports Fashion PLC	950,459	1,524,048
JET2 PLC	61,598	1,144,828
John Wood Group PLC(a)	282,104	460,155
Johnson Matthey PLC	63,548	1,222,838
Johnson Service Group PLC	151,465	291,788
JTC PLC(c)	68,975	914,302
Judges Scientific PLC	725	89,372
Just Group PLC	437,391	755,752
Kainos Group PLC	35,348	340,479
Keller Group PLC	26,352	552,330
Kier Group PLC	165,201	305,651
Kingfisher PLC	698,902	2,643,110
Lancashire Holdings Ltd.	96,115	782,033
Land Securities Group PLC	260,491	2,023,152
Learning Technologies Group PLC	282,223	327,521
Legal & General Group PLC	2,176,470	6,104,746
Liontrust Asset Management PLC	32,550	203,562
Lloyds Banking Group PLC	22,676,127	15,564,903
London Stock Exchange Group PLC	174,577	23,661,442
LondonMetric Property PLC	754,166	1,885,186
M&G PLC	803,913	2,014,001
Security	Shares	Value
United Kingdom (continued)
Man Group PLC/Jersey	455,242	$1,165,053
Marks & Spencer Group PLC	741,600	3,598,165
Marshalls PLC	104,287	457,208
Melrose Industries PLC	479,761	2,938,246
Mitchells & Butlers PLC(a)	142,053	459,318
Mitie Group PLC	558,426	837,715
Mondi PLC, NVS	159,481	2,582,509
MONY Group PLC	257,003	622,422
Morgan Advanced Materials PLC	104,287	323,483
Morgan Sindall Group PLC	19,414	937,948
National Grid PLC	1,758,068	22,074,564
NatWest Group PLC, NVS	2,381,350	11,283,436
NCC Group PLC	127,763	254,365
Next 15 Group PLC	48,239	250,362
Next PLC	43,946	5,559,809
Ninety One PLC	194,779	416,980
NMC Health PLC, NVS(e)	42,009	1
Ocado Group PLC(a)	234,337	1,055,496
OSB Group PLC	165,696	750,036
Oxford Instruments PLC	26,932	752,870
Oxford Nanopore Technologies PLC(a)	283,659	491,953
Pagegroup PLC	129,428	596,469
Pan African Resources PLC	700,248	326,863
Paragon Banking Group PLC	87,974	778,186
Pearson PLC	233,019	3,421,727
Penno Group PLC	104,694	735,063
Persimmon PLC	115,360	2,186,219
Pets at Home Group PLC	195,362	746,156
Phoenix Group Holdings PLC	265,828	1,688,714
Playtech PLC(a)	91,364	855,296
Plus500 Ltd.	34,571	1,044,007
Premier Foods PLC	234,797	570,398
Primary Health Properties PLC	655,734	808,388
Prudential PLC	977,327	8,136,099
QinetiQ Group PLC	203,226	1,199,642
Quilter PLC(c)	505,553	934,804
Rathbones Group PLC	24,271	520,770
Reckitt Benckiser Group PLC	254,535	15,441,123
RELX PLC	680,862	31,224,120
Renew Holdings PLC	28,927	408,061
Renewi PLC	28,676	224,648
Renishaw PLC	14,234	578,152
Rentokil Initial PLC	931,153	4,670,452
RHI Magnesita NV	10,236	423,845
Rightmove PLC	285,705	2,175,518
Rio Tinto PLC	408,881	26,425,166
Rolls-Royce Holdings PLC(a)	3,083,164	21,275,058
Rotork PLC	302,483	1,173,818
RS Group PLC	173,215	1,552,926
Safestore Holdings PLC	85,152	888,070
Sage Group PLC (The)	365,867	4,572,522
Savills PLC	63,570	880,362
Schroders PLC	264,122	1,170,281
Segro PLC	468,492	4,746,939
Serco Group PLC	477,760	1,079,503
Severn Trent PLC	98,544	3,260,052
Shaftesbury Capital PLC	622,264	1,092,031
Shell PLC	2,299,884	76,786,993
Sirius Real Estate Ltd.	572,113	658,776
Smith & Nephew PLC	312,605	3,886,563
Smiths Group PLC	126,066	2,487,640
Softcat PLC	52,158	1,139,975

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Spectris PLC	38,767	$1,262,214
Spirax Group PLC	25,800	2,153,537
Spire Healthcare Group PLC(c)	152,532	424,834
Spirent Communications PLC(a)	256,037	554,647
SSE PLC	392,936	8,928,840
SSP Group PLC	340,300	706,845
St. James's Place PLC	211,546	2,219,245
Standard Chartered PLC	809,892	9,391,821
Supermarket Income REIT PLC	536,611	490,875
Tate & Lyle PLC	148,247	1,433,679
Taylor Wimpey PLC	1,339,531	2,532,627
TBC Bank Group PLC	16,695	592,003
Telecom Plus PLC	29,077	629,888
Tesco PLC	2,485,226	10,973,944
TP ICAP Group PLC	271,697	786,513
Trainline PLC(a)(c)	181,608	902,349
Travis Perkins PLC	84,484	880,219
Tritax Big Box REIT PLC	914,907	1,664,596
Trustpilot Group PLC(a)(c)	117,803	376,715
Unilever PLC	910,892	55,566,288
UNITE Group PLC (The)	149,357	1,689,535
United Utilities Group PLC	248,658	3,281,651
Vesuvius PLC	84,074	386,536
Victrex PLC	37,088	407,453
Vistry Group PLC(a)	124,646	1,464,811
Vodafone Group PLC	8,160,170	7,588,271
Volution Group PLC	69,744	520,414
Watches of Switzerland Group PLC(a)(c)	103,208	542,573
Weir Group PLC (The)	98,691	2,657,755
WH Smith PLC	60,419	1,028,377
Whitbread PLC	66,156	2,573,925
Wickes Group PLC	170,076	350,887
Wise PLC, Class A(a)	237,304	2,164,485
Workspace Group PLC	58,254	415,390
WPP PLC	393,302	4,133,969
Yellow Cake PLC(a)(c)	89,586	625,406
Zigup PLC	116,268	530,162
		1,043,669,057
Total Common Stocks — 98.9% (Cost: $4,444,849,902)		4,396,078,178
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,647	1,519,352
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	42,795	3,011,072
FUCHS SE, Preference Shares, NVS	24,924	1,163,252
Henkel AG & Co. KGaA, Preference Shares, NVS	62,012	5,369,799
Jungheinrich AG, Preference Shares, NVS	19,452	532,449
Porsche Automobil Holding SE, Preference Shares, NVS	58,123	2,414,619
Security	Shares	Value
Germany (continued)
Sartorius AG, Preference Shares, NVS	9,644	$2,498,335
Sixt SE, Preference Shares, NVS	5,455	341,104
Volkswagen AG, Preference Shares, NVS	75,298	7,308,632
		24,158,614
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	6,326	127,877
Total Preferred Stocks — 0.5% (Cost: $39,583,460)		24,286,491
Rights
Italy — 0.0%
Reply SpA, (Expires 12/12/24, Strike Price EUR 130.96)	9,314	1
Sesa SpA, (Expires 12/12/24, Strike Price EUR 110.20)(b)	2,952	—
		1
Total Rights — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.4% (Cost: $4,484,433,362)		4,420,364,670
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	33,916,810	33,940,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	480,000	480,000
Total Short-Term Securities — 0.8% (Cost: $34,398,162)		34,420,552
Total Investments — 100.2% (Cost: $4,518,831,524)		4,454,785,222
Liabilities in Excess of Other Assets — (0.2)%		(7,667,853)
Net Assets — 100.0%		$4,447,117,369

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,986,580	$2,942,908 (a)	$—	$2,249	$8,815	$33,940,552	33,916,810	$77,078 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	60,000 (a)	—	—	—	480,000	480,000	9,113	—
				$2,249	$8,815	$34,420,552		$86,191	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	298	12/20/24	$15,680	$(376,307)
FTSE 100 Index	91	12/20/24	9,548	(201,414)
				$(577,721)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$172,078,779	$4,223,999,398	$1	$4,396,078,178
Preferred Stocks	—	24,286,491	—	24,286,491

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Europe ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$—	$1	$—	$1
Short-Term Securities
Money Market Funds	34,420,552	—	—	34,420,552
	$206,499,331	$4,248,285,890	$1	$4,454,785,222
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(577,721)	$—	$(577,721)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt